PROSPECTUS SUPPLEMENT

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company

Supplement dated March 15, 2024,
to
Prospectuses dated May 1, 2023,
for
Hartford Leaders VUL LegacyTM Policies

This supplement updates and amends certain information contained in the current prospectus and updating summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective March 1, 2024, the following Funds have restated their expenses: Fidelity® VIP ContrafundSM Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Mid Cap Portfolio, and Fidelity® VIP Value Strategies Portfolio. The rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large Growth	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.81%	(26.49)%	8.39%	11.15%
Large Growth	[1]Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.87%	(21.05)%	10.00%	12.18%
Large-Cap Growth	[1]Fidelity® VIP Growth Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.83%	(24.64)%	12.14%	14.52%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	(14.97)%	5.68%	9.69%
Mid-Cap Value	[1]Fidelity® VIP Value Strategies Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.85%	(7.35)%	8.10%	9.94%
1Closed to investment for new Policies. Fund continues to be available for Policies issued prior to 10/12/2009.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP217                                                     HLP-201